Quarterly Report
February 29, 2024
MFS®  Blended Research®
Mid Cap Equity Fund
BMS-Q3

Portfolio of Investments
2/29/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 1.6%
CACI International, Inc., “A” (a)	10,100	$3,785,985
Textron, Inc.	65,284	5,814,846
		$9,600,831
Airlines – 0.7%
American Airlines Group, Inc. (a)	33,551	$526,079
United Airlines Holdings, Inc. (a)	83,322	3,790,318
		$4,316,397
Apparel Manufacturers – 2.3%
Deckers Outdoor Corp. (a)	2,123	$1,901,338
PVH Corp.	34,400	4,701,448
Skechers USA, Inc., “A” (a)	122,667	7,582,047
		$14,184,833
Automotive – 0.6%
Aptiv PLC (a)	17,701	$1,407,052
Visteon Corp. (a)	18,613	2,105,503
		$3,512,555
Biotechnology – 1.5%
Biogen, Inc. (a)	25,876	$5,614,833
Exelixis, Inc. (a)	163,033	3,570,423
		$9,185,256
Broadcasting – 1.4%
Omnicom Group, Inc.	95,625	$8,452,294
Brokerage & Asset Managers – 1.9%
Bank of New York Mellon Corp.	182,625	$10,243,436
TPG, Inc.	27,388	1,214,658
		$11,458,094
Business Services – 6.0%
Boise Cascade Corp.	22,480	$3,055,257
Constellium SE (a)	30,569	592,733
Dropbox, Inc. (a)	162,455	3,890,797
GoDaddy, Inc. (a)	8,186	934,432
Insperity, Inc.	61,643	6,274,641
TriNet Group, Inc.	57,870	7,407,939
Verisk Analytics, Inc., “A”	37,977	9,186,636
WEX, Inc. (a)	25,392	5,579,384
		$36,921,819
Chemicals – 1.7%
Avient Corp.	168,370	$6,815,618
PPG Industries, Inc.	24,089	3,411,002
		$10,226,620
Computer Software – 3.3%
AppLovin Corp. (a)	81,579	$4,871,898
CrowdStrike Holdings, Inc. (a)	3,756	1,217,507
Datadog, Inc., “A” (a)	74,832	9,837,415
Elastic N.V. (a)	10,870	1,454,515
Nutanix, Inc. (a)	32,330	2,041,963

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Teradata Corp. (a)	15,805	$594,584
		$20,017,882
Computer Software - Systems – 3.1%
Box, Inc., “A” (a)	223,726	$5,769,894
Dell Technologies, Inc.	56,214	5,321,217
Rapid7, Inc. (a)	64,287	3,765,932
Squarespace, Inc., “A” (a)	17,901	595,745
Zebra Technologies Corp., “A” (a)	13,327	3,724,630
		$19,177,418
Construction – 5.4%
AvalonBay Communities, Inc., REIT	28,726	$5,085,364
AZEK Co., Inc. (a)	233,290	11,223,582
Beacon Roofing Supply, Inc. (a)	59,623	5,121,019
Fortune Brands Innovations, Inc.	31,461	2,559,038
GMS, Inc. (a)	39,771	3,551,948
M/I Homes, Inc. (a)	2,871	364,588
Masco Corp.	26,534	2,036,750
Taylor Morrison Home Corp. (a)	25,010	1,415,816
Toll Brothers, Inc.	17,552	2,012,161
		$33,370,266
Consumer Products – 0.8%
e.l.f. Beauty, Inc. (a)	4,789	$998,650
Newell Brands, Inc.	351,287	2,634,653
Scotts Miracle-Gro Co.	18,023	1,184,111
		$4,817,414
Consumer Services – 1.5%
Expedia Group, Inc. (a)	65,104	$8,907,529
Grand Canyon Education, Inc. (a)(l)	2,684	361,803
		$9,269,332
Electrical Equipment – 2.4%
AMETEK, Inc.	21,544	$3,881,798
Amphenol Corp., “A”	24,652	2,692,984
Encore Wire Corp.	15,259	3,677,419
nVent Electric PLC	68,172	4,589,339
		$14,841,540
Electronics – 2.7%
Advanced Energy Industries, Inc.	2,930	$296,516
Amkor Technology, Inc.	135,326	4,197,812
Cirrus Logic, Inc. (a)	22,727	2,086,793
Corning, Inc.	40,194	1,295,855
Lam Research Corp.	6,744	6,327,558
Monolithic Power Systems, Inc.	3,363	2,421,495
		$16,626,029
Energy - Independent – 3.7%
Phillips 66	91,355	$13,019,001
Valero Energy Corp.	59,286	8,386,598
Warrior Met Coal, Inc.	19,792	1,127,550
		$22,533,149
Energy - Integrated – 0.1%
National Gas Fuel Co.	6,527	$318,126

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 0.4%
EMCOR Group, Inc.	6,859	$2,150,434
Entertainment – 2.3%
Spotify Technology S.A. (a)	54,019	$13,851,012
Food & Beverages – 1.4%
Archer Daniels Midland Co.	45,445	$2,413,584
Cal-Maine Foods, Inc.	53,383	3,068,988
Coca-Cola Consolidated, Inc.	3,246	2,729,237
Ingredion, Inc.	5,752	676,608
		$8,888,417
Forest & Paper Products – 0.2%
UFP Industries, Inc.	8,205	$940,539
Weyerhaeuser Co., REIT	11,265	387,291
		$1,327,830
Gaming & Lodging – 3.3%
Host Hotels & Resorts, Inc., REIT	72,794	$1,509,748
International Game Technology PLC	233,732	6,350,498
Las Vegas Sands Corp.	110,392	6,018,572
Park Hotels & Resorts, REIT	212,385	3,525,591
Ryman Hospitality Properties, Inc., REIT	26,830	3,178,818
		$20,583,227
Health Maintenance Organizations – 0.1%
Molina Healthcare, Inc. (a)	1,221	$480,964
Insurance – 8.4%
Ameriprise Financial, Inc.	30,135	$12,275,794
Brighthouse Financial, Inc. (a)	35,549	1,654,806
Corebridge Financial, Inc.	48,819	1,212,176
Equitable Holdings, Inc.	233,048	7,979,563
Everest Group Ltd.	19,671	7,256,238
Genworth Financial, Inc. (a)	41,781	256,953
Hartford Financial Services Group, Inc.	112,564	10,788,134
Jackson Financial, Inc.	57,853	3,184,808
Reinsurance Group of America, Inc.	34,671	6,131,566
Voya Financial, Inc.	16,577	1,133,204
		$51,873,242
Internet – 1.5%
Gartner, Inc. (a)	19,608	$9,128,700
Yelp, Inc. (a)	8,059	309,788
		$9,438,488
Leisure & Toys – 1.4%
Electronic Arts, Inc.	33,811	$4,715,958
Polaris, Inc.	42,899	3,977,167
		$8,693,125
Machinery & Tools – 4.6%
AGCO Corp.	29,892	$3,279,152
Ingersoll Rand, Inc.	130,853	11,950,805
Mueller Industries, Inc.	7,900	405,902
Timken Co.	79,970	6,716,680
Wabtec Corp.	41,856	5,913,834
		$28,266,373

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 0.9%
State Street Corp.	78,959	$5,821,647
Medical & Health Technology & Services – 5.9%
Cardinal Health, Inc.	40,094	$4,489,726
ICON PLC (a)	9,978	3,199,146
IQVIA Holdings, Inc. (a)	39,739	9,821,891
McKesson Corp.	16,900	8,811,829
Veeva Systems, Inc. (a)	45,450	10,249,430
		$36,572,022
Medical Equipment – 1.8%
Align Technology, Inc. (a)	36,319	$10,983,592
Metals & Mining – 1.2%
Commercial Metals Co.	12,934	$698,436
Reliance, Inc.	13,497	4,335,506
Steel Dynamics, Inc.	17,305	2,315,755
		$7,349,697
Natural Gas - Distribution – 0.9%
UGI Corp.	230,044	$5,631,477
Network & Telecom – 0.7%
InterDigital, Inc.	25,029	$2,678,604
Motorola Solutions, Inc.	4,987	1,647,655
		$4,326,259
Oil Services – 1.2%
NOV, Inc.	143,773	$2,429,764
TechnipFMC PLC	236,823	5,136,691
		$7,566,455
Other Banks & Diversified Financials – 4.3%
East West Bancorp, Inc.	73,291	$5,339,982
First Citizens BancShares, Inc.	607	955,303
M&T Bank Corp.	61,410	8,581,433
SLM Corp.	357,364	7,443,892
Synchrony Financial	25,192	1,040,430
Texas Capital Bancshares, Inc. (a)	55,868	3,276,658
		$26,637,698
Pharmaceuticals – 1.1%
Organon & Co.	383,969	$6,684,900
Printing & Publishing – 0.1%
Lamar Advertising Co., REIT	5,385	$595,312
Real Estate – 4.6%
Brixmor Property Group, Inc., REIT	270,391	$6,113,540
Broadstone Net Lease, Inc., REIT	257,685	3,842,083
EPR Properties, REIT	22,684	931,859
Essential Properties Realty Trust, REIT	33,584	802,322
Extra Space Storage, Inc., REIT	16,015	2,257,635
Innovative Industrial Properties, Inc., REIT	13,875	1,359,611
Jones Lang LaSalle, Inc. (a)	4,296	817,271
Kimco Realty Corp., REIT	60,704	1,199,511
NNN REIT, Inc.	126,260	5,137,519
Phillips Edison & Co., REIT	37,008	1,321,926

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Tanger, Inc., REIT	154,592	$4,453,796
		$28,237,073
Specialty Chemicals – 1.6%
Chemours Co.	251,297	$4,943,012
RPM International, Inc.	18,544	2,139,051
Seaboard Corp.	821	2,699,111
		$9,781,174
Specialty Stores – 3.9%
Abercrombie & Fitch Co., “A” (a)	15,776	$2,015,542
Builders FirstSource, Inc. (a)	55,565	10,845,177
Gap, Inc.	160,351	3,037,048
O'Reilly Automotive, Inc. (a)	7,661	8,330,724
		$24,228,491
Telephone Services – 0.1%
Altice USA, Inc., “A” (a)	281,982	$837,487
Trucking – 0.8%
Saia, Inc. (a)	8,482	$4,880,543
Utilities - Electric Power – 5.6%
Edison International	121,464	$8,261,981
NRG Energy, Inc.	112,641	6,231,300
PG&E Corp.	469,434	7,834,854
Vistra Corp.	219,213	11,955,877
		$34,284,012
Total Common Stocks		$608,800,806
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 5.37% (v)	5,779,565	$5,779,565
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.25% (j)	13,675	$13,675

Other Assets, Less Liabilities – 0.1%		648,898
Net Assets – 100.0%		$615,242,944
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,779,565 and $608,814,481, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/29/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$608,800,806	$—	$—	$608,800,806
Mutual Funds	5,793,240	—	—	5,793,240
Total	$614,594,046	$—	$—	$614,594,046
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,415,418	$89,607,625	$89,246,738	$2,718	$542	$5,779,565
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$197,791	$—